Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Dec. 17, 2015	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005519
Account Value [Line Items]
Account Value	$ 12,357	$ 12,453	$ 12,336	$ 12,270	$ 11,693	$ 11,592	$ 11,249	$ 11,119	$ 11,155	$ 10,943	$ 10,868	$ 11,043	$ 11,432	$ 12,345	$ 13,063	$ 13,226	$ 12,827	$ 12,798		$ 13,030	$ 12,732	$ 12,175	$ 12,609	$ 12,123	$ 12,080	$ 11,393	$ 10,894	$ 10,450	$ 10,684	$ 10,601	$ 10,686	$ 10,893	$ 10,883	$ 10,684	$ 10,466	$ 10,241	$ 10,693	$ 10,291	$ 9,890		$ 9,864	$ 9,778	$ 10,000
C000166313
Account Value [Line Items]
Account Value	639,163	643,070	637,478	633,789	603,752	597,502	580,283	573,318	574,187	563,688	559,593	568,306	588,048	634,448	671,073	679,196	658,549	656,821		668,581	653,093	624,384	646,393	621,349	618,996	583,019	557,892	535,033	546,861	541,852	546,000	556,385	555,704	545,399	534,097	522,487	545,349	524,741	504,161	$ 500,000
C000225817
Account Value [Line Items]
Account Value	9,880	9,931	9,822	9,756	9,284	9,190	8,916	8,789	8,804	8,624	8,563	8,688	8,970	9,679	10,217	10,330	10,014	9,965	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	581,674	583,356	577,232	577,980	551,565	551,334	540,100	538,674	544,457	533,580	533,802	545,179	556,379	591,041	612,437	616,133	606,223	607,093		619,583	616,653	608,687	598,808	577,518	579,161	556,308	536,169	521,267	525,686	522,844	519,696	528,358	531,261	524,810	517,084	511,904	528,657	516,654	509,869	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,571	9,598	9,498	9,510	9,075	9,071	8,887	8,863	8,958	8,779	8,783	8,970	9,154	9,725	10,077	10,138	9,975	9,989	10,000
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Account Value	12,880	12,923	12,844	12,764	12,196	12,127	11,821	11,679	11,682	11,445	11,415	11,575	11,884	12,777	13,503	13,604	13,245	13,227		13,575	13,269	12,780	12,868	12,368	12,342	11,615	11,111	10,675	10,890	10,810	10,826	11,010	11,001	10,804	10,593	10,371	10,771	10,362	9,954		$ 9,917	$ 9,824	$ 10,000
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Account Value	653,228	655,404	651,387	647,301	618,508	615,038	599,497	592,286	592,434	580,412	578,927	587,027	602,672	647,975	684,781	689,929	671,720	670,806		$ 688,440	$ 672,913	$ 648,133	$ 652,597	$ 627,220	$ 625,942	$ 589,074	$ 563,501	$ 541,399	$ 552,308	$ 548,247	$ 549,042	$ 558,395	$ 557,929	$ 547,936	$ 537,230	$ 525,986	$ 546,272	$ 525,523	$ 504,823	$ 500,000
Bloomberg U.S. Corporate Investment Grade Bond Index
Account Value [Line Items]
Account Value	$ 9,737	$ 9,770	$ 9,710	$ 9,649	$ 9,220	$ 9,168	$ 8,936	$ 8,829	$ 8,831	$ 8,652	$ 8,630	$ 8,750	$ 8,984	$ 9,659	$ 10,207	$ 10,284	$ 10,013	$ 9,999	$ 10,000